Financial instruments and risk management - Trade receivables (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Not past due	CAD 23,946	CAD 60,543
Past due 1-30 days	0	3,658
Past due 31-60 days	0	2
More than 61 days	82	1,271
Total	24,028	65,474
Allowance for Doubtful Accounts Receivable [Roll Forward]
Opening balance	0	0
Current year allowance	0	164
Write-offs	0	(164)
Ending balance	CAD 0	CAD 0